Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Held-to-maturity, at fair value		$ 142,115	$ 138,985
Mortgage loans held for sale, carried at fair value	[1]	11,771	16,116
Loans Held-for-sale, Fair Value Disclosure		1,469	1,023	[2]
Loans, carried at fair value	[1]	244	376
Equity securities, carried at fair value		29,556	39,227	[2]
Cash and due from banks		23,551	23,367
Interest-earning deposits with banks (1)		149,736	192,580	[3]
Net loans		943,335	945,766
Derivative assets		10,770	12,228
Equity securities		55,148	62,497	[2]
Other assets (includes $4,867 and $3,275 carried at fair value)		79,850	90,244	[2]
Total assets	[4]	1,895,883	1,951,757
Liabilities
Derivative liabilities		8,499	8,796
Accrued expenses and other liabilities		69,317	70,615
Long-term debt		229,044	225,020
Total liabilities	[5]	$ 1,698,817	$ 1,743,678
Wells Fargo stockholders’ equity:
Common stock, par value		$ 1.666602371	$ 1.666602371
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		900,557,866	590,194,846
VIEs that we consolidate [Member]
Assets
Cash and due from banks		$ 139	$ 116
Interest-earning deposits with banks (1)		8	371
Debt securities		45	0
Net loans	[1]	13,600	12,500
Derivative assets		0	0
Equity securities		85	306
Other assets (includes $4,867 and $3,275 carried at fair value)		221	342
Total assets		14,062	13,617
Liabilities
Derivative liabilities		0	5
Accrued expenses and other liabilities		191	132
Long-term debt		816	1,479
Total liabilities		$ 1,007	$ 1,616

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[2]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.
[5]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.